UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Stone Run Capital, LLC

   Address:               551 Fifth Avenue, 33rd Floor
                          New York, NY  10176

   Form 13F File Number:  028-14680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Mr. Jeffrey A. Hoerle

   Title:                 Chief Compliance Officer

   Phone:                 (646) 701-6086

   Signature, Place, and Date of Signing:

   /s/ Jeffrey A. Hoerle       New York, NY                08/10/2012
   ----------------------      ---------------             ----------
   (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 60

Form 13F Information Value Total (thousands):      $75,526

List of Other Included Managers:                      NONE

                         Form 13F-HR Information Table

                                 TITLE OF                  VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                    -----         -----     --------    -------  ---  ----  ----------  --------  ----    ------  ----
3M Co                             COM         88579y101     1120       12500   SH            Sole               12500
Abbott Laboratories               COM         002824100      322        5000   SH            Sole                5000
Accuray Inc                       COM         004397105      324       47500   SH            Sole               47500
Air Prods & Chems Inc             COM         009158106     4020       49800   SH            Sole               49800
Albany Intl Corp Cl A             COM         012348108     1083       57850   SH            Sole               57850
Apache Corp                       COM         037411105      501        5708   SH            Sole                5708
Autodesk Inc                      COM         052769106     1134       32424   SH            Sole               32424
Bard C R Inc                      COM         067383109     1182       11000   SH            Sole               11000
Becton Dickinson & Co             COM         075887109     2656       35530   SH            Sole               35530
Berkshire Hathaway Inc Cl B       COM         084670702      250        3000   SH            Sole                3000
Brookfield Asset Mgmt Inc Cl A    COM         112585104     1705       51500   SH            Sole               51500
Canadian National Railway Co      COM         136375102      235        2850   SH            Sole                2850
Canadian Natural Resources Ltd    COM         136385101      322       12000   SH            Sole               12000
Cenovus Energy Inc                COM         15135u109      235        7408   SH            Sole                7408
Core Laboratories NV              COM         n22717107      348        3000   SH            Sole                3000
Danaher Corp                      COM         235851102     1826       35230   SH            Sole               35230
DENTSPLY Intl Inc                 COM         249030107     1825       48270   SH            Sole               48270
Devon Energy Corp                 COM         25179m103     1227       21220   SH            Sole               21220
Du Pont E I De Nemours & Co       COM         263534109     2675       52683   SH            Sole               52683
Ecolab Inc                        COM         278865100     2570       37500   SH            Sole               37500
Emerson Electric Co               COM         291011104      314        6750   SH            Sole                6750
Encana Corp                       COM         292505104     1060       50885   SH            Sole               50885
EQT Corporation                   COM         26884l109     1000       18646   SH            Sole               18646
Expeditors Intl Wash Inc          COM         302130109     1201       31000   SH            Sole               31000
Exxon Mobil Corp                  COM         30231g102      438        5141   SH            Sole                5141
FirstEnergy Corp                  COM         337932107     1364       27742   SH            Sole               27742
Fiserv Inc                        COM         337738108     2239       31000   SH            Sole               31000
Gardner Denver Inc                COM         365558105     2487       47000   SH            Sole               47000
IHS Inc Cl A                      COM         451734107     1503       14095   SH            Sole               14095
iShares High Div Equity Fund                  46429b663      268        4525   SH            Sole                4525
ITT Corp                          COM         450911201      996       56600   SH            Sole               56600
ITT Educational Services Inc      COM         45068b109      273        4500   SH            Sole                4500
JPMorgan Chase & Co Alerian ML                46625h365      585       19500   SH            Sole               19500
Kinder Morgan Energy Partners                 494550106      255        3250   SH            Sole                3250
Kirby Corp                        COM         497266106     1248       26500   SH            Sole               26500
Laboratory Corp America Holdin    COM         50540r409     1713       18500   SH            Sole               18500
McCormick & Co Inc Non Vtg        COM         579780206     1243       20500   SH            Sole               20500
McDonalds Corp                    COM         580135101      221        2500   SH            Sole                2500
Monotype Imaging Holdings Inc     COM         61022p100     1006       60000   SH            Sole               60000
Monsanto Co                       COM         61166w101      709        8549   SH            Sole                8549
Newmont Mining Corp               COM         651639106      228        4700   SH            Sole                4700
Oneok Inc                         COM         682680103      261        6150   SH            Sole                6150
Pall Corp                         COM         696429307      959       17500   SH            Sole               17500
Parametric Technology Corp        COM         699173209     1206       57550   SH            Sole               57550
Patterson Companies Inc           COM         703395103     1586       46000   SH            Sole               46000
Paychex Inc                       COM         704326107     2865       91200   SH            Sole               91200
PerkinElmer Inc                   COM         714046109      730       28300   SH            Sole               28300
Praxair Inc                       COM         74005p104     1691       15550   SH            Sole               15550
ProShares Trust UltraShort S&P    PSHS SHRT   74347r883      218       14000   SH            Sole               14000
Regal Beloit Corp                 COM         758750103     2497       40100   SH            Sole               40100
Roper Industries Inc              COM         776696106     1265       12883   SH            Sole               12883
Schlumberger Ltd                  COM         806857108     1188       18312   SH            Sole               18312
Sherwin Williams Co               COM         824348106      993        7500   SH            Sole                7500
Sigma Aldrich Corp                COM         826552101     2532       34250   SH            Sole               34250
Sonoco Prods Co                   COM         835495102     1347       44800   SH            Sole               44800
Source Capital Inc                COM         836144105     1081       21950   SH            Sole               21950
Teleflex Inc                      COM         879369106     1827       29995   SH            Sole               29995
Thermo Fisher Scientific Inc      COM         883556102     2492       48000   SH            Sole               48000
Tortoise MLP Fund Inc             COM         89148b101      637       25500   SH            Sole               25500
Varian Med Systems Inc            COM         92220p105     2135       35135   SH            Sole               35135
Xylem Inc                         COM         98419m100     1106       43970   SH            Sole               43970